Subsequent events (Details)					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 26, 2021 $ / shares	Feb. 23, 2021 USD ($)	Feb. 03, 2021 USD ($) suezmax_tanker_vessel_type	Dec. 30, 2019	Jan. 31, 2021 metricTonsOfFuel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 vessel
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of VLCCs delivered | metricTonsOfFuel					2
Number of assets acquired through resale | suezmax_tanker_vessel_type			2
Bareboat leaseback contract duration							54 months
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 1.40
Percentage of net income paid to shareholders through dividends							80.00%
Sale and leaseback agreement
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Bareboat leaseback contract duration		36 months		54 months
Bareboat contract average daily rate per vessel		$ 22,500					$ 20,681
VLCC Newton | Taiping & Sinopec Financial Leasing Ltd Co. | Sale and leaseback agreement
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of vessel		$ 36,000,000.0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of vessels under construction | vessel							4	0
Vessels | VLCC Newton
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains on sale of vessel						$ 1,200,000
Suezmax Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
En-block price paid for assets acquired,			$ 113,000,000.0